Not FDIC Insured May Lose Value No Bank Guarantee
1153-Q3PH

Schedule of Investments
(unaudited)
Franklin New York Intermediate-Term Tax-Free
Income Fund 2
Notes to Schedule of Investments 8

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin New York Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investment See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.8%
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. $ 4,968,000 $ 4,142,519
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1 T, 5.05%, 7/01/34 .......... 850,000 728,896
4,871,415
Georgia 0.4%
a
Development Authority of Rockdale County ,
AHPC Terraces at Fieldstone LLC, Revenue, 144A, 2021 A-1, 3.5%, 12/01/36 .... 1,000,000 803,810
AHPC Terraces at Fieldstone LLC, Revenue, 144A, 2021 A-2, 4.5%, 12/01/26 .... 1,945,000 1,759,993
2,563,803
Illinois 0.8%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 4,000,000 3,934,962
GO, 2021 A, 5%, 3/01/28 ............................................ 750,000 804,402
4,739,364
New York 94.0%
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/39 .
3,750,000 4,134,270
Broome County Local Development Corp. , Good Shepherd Village at Endwell
Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ................... 1,565,000 1,445,423
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/35 ...................................... 1,015,000 993,472
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AGMC
Insured , 2.375% , 7/01/40 ............................................ 5,250,000 3,939,482
Build NYC Resource Corp. ,
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/24 ............ 120,000 119,470
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/25 ............ 110,000 108,997
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/26 ............ 110,000 108,745
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/27 ............ 100,000 98,858
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/28 ............ 100,000 98,919
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/29 ............ 100,000 98,778
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/30 ............ 100,000 98,407
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/31 ............ 100,000 97,851
Classical Charter School, Inc., Revenue, 2023 A, 4%, 6/15/33 ................ 970,000 953,192
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/32 ...... 325,000 343,845
b
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 1,500,000 1,480,873
City of Long Beach , GO , 2020 A , 5% , 9/01/26 ..............................
1,370,000 1,419,236
City of New York ,
GO, 2016 A, Refunding, 5%, 8/01/26 ................................... 9,000,000 9,342,415
GO, 2018 E-1, 5.25%, 3/01/31 ........................................ 5,000,000 5,509,580
GO, 2019 D-1, 5%, 12/01/35 ......................................... 5,015,000 5,482,422
GO, 2020 D-1, BAM Insured, 4%, 3/01/41 ............................... 2,500,000 2,510,134
County of Allegany , GO , 2014 , Refunding , BAM Insured , 5% , 9/15/26 ............
1,245,000 1,271,129
County of Suffolk ,
GO, 2018 B, AGMC Insured, 4%, 10/15/30 ............................... 6,310,000 6,500,195
GO, 2018 B, AGMC Insured, 3.375%, 10/15/31 ........................... 6,370,000 6,408,838
Dutchess County Local Development Corp. ,
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/23 ...... 175,000 175,000
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/25 ...... 160,000 162,475
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/29 ...... 150,000 158,393
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/30 ...... 150,000 159,475
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/31 ...... 200,000 213,816
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 5%, 7/01/26 ..... 1,015,000 1,043,009

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investment

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Gloversville Enlarged School District ,
GO, 2020, BAM Insured, 2%, 10/15/27 .................................. $ 2,230,000 $ 2,098,039
GO, 2020, BAM Insured, 2%, 10/15/28 .................................. 2,260,000 2,106,158
GO, 2020, BAM Insured, 2%, 10/15/31 .................................. 2,410,000 2,184,914
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ................. 1,000,000 1,030,303
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ................. 800,000 836,527
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/27 ................. 750,000 798,666
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/28 ................. 845,000 915,801
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/36 ................. 340,000 344,244
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................. 550,000 550,957
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/38 ................. 520,000 515,585
Long Island Power Authority ,
Revenue, 2019 A, 4%, 9/01/35 ........................................ 15,700,000 16,192,602
Revenue, 2019 A, 4%, 9/01/38 ........................................ 6,775,000 6,843,182
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 10,000,000 10,084,430
Revenue, 2013 E, Pre-Refunded, BAM Insured, 5%, 11/15/27 ................ 8,900,000 8,958,643
Revenue, 2017 C-1, Refunding, 5%, 11/15/26 ............................ 5,000,000 5,218,670
Revenue, 2017 C-2, Refunding, Zero Cpn., 11/15/39 ....................... 15,000,000 7,029,918
Dedicated Tax Fund, Revenue, 2012 A, Refunding, Zero Cpn., 11/15/32 ......... 40,000,000 28,654,236
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/26 ...... 980,000 1,009,775
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/27 ...... 1,035,000 1,077,718
Rochester City School District, Revenue, 2013, 5%, 5/01/29 .................. 9,645,000 9,655,818
Rochester City School District, Revenue, 2015, 5%, 5/01/29 .................. 1,175,000 1,211,218
Nassau County Local Economic Assistance Corp. , Roosevelt Children's Academy
Charter School , Revenue , 2023 A , 4% , 7/01/33 ........................... 750,000 749,656
b
New York City Housing Development Corp. , East 124th Street LLC , Revenue , 2008 A ,
LOC FHLMC , Mandatory Put , 2.1% , 10/01/29 ............................. 20,000,000 18,128,738
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/31 1,250,000 1,405,487
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 4%, 1/01/32 2,000,000 2,095,859
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/39 .. 2,500,000 2,139,089
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2015 GG, Pre-Refunded, 5%, 6/15/27 ........ 10,000,000 10,375,541
Water & Sewer System, Revenue, 2018 CC-1, 4%, 6/15/37 .................. 5,000,000 5,080,382
Water & Sewer System, Revenue, 2018 EE, Refunding, 5%, 6/15/30 ........... 5,000,000 5,224,666
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/34 ............ 5,000,000 5,531,000
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2018 S-1, Refunding, 5%, 7/15/29 ................... 8,215,000 8,908,171
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/34 .................. 10,000,000 10,996,218
Future Tax Secured, Revenue, 2016 A-1, 5%, 8/01/28 ...................... 5,000,000 5,196,359
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 10,970,000 11,358,946
Future Tax Secured, Revenue, 2018 B-1, 4%, 8/01/35 ...................... 4,000,000 4,113,470
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/41 ..................... 7,200,000 7,177,288
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue , 2015 , Refunding , 5% , 11/15/25 ................................ 2,250,000 2,331,523
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 1.9%, 11/15/31 ............................. 2,000,000 1,707,586
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 13,305,000 15,204,507
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 70,000 70,094
Revenue, 2010 A, AGMC Insured, 5%, 10/01/23 ........................... 860,000 861,082
Revenue, 2011 A, 5%, 10/01/24 ....................................... 110,000 110,136
Revenue, 2020 A, Pre-Refunded, AGMC Insured, 5%, 10/01/34 ............... 5,000 5,554
Revenue, A, AGMC Insured, 5%, 10/01/23 ............................... 630,000 630,793

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investment See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Board of Cooperative Educational Services of Oneida Herkimer & Madison Counties,
Revenue, 2016, Refunding, 5%, 8/15/28 ............................... $ 1,100,000 $ 1,165,690
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/27 570,000 534,292
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/28 665,000 614,532
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,150,000 860,574
City of New York, Revenue, 2010 A, 3.75%, 5/15/24 ........................ 1,620,000 1,620,768
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 900,000 861,183
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/27 ................................................... 1,000,000 1,006,355
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/28 ................................................... 1,800,000 1,813,479
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 1,000,000 1,007,494
Iona College, Revenue, 2022, Refunding, 5%, 7/01/23 ...................... 275,000 275,000
Iona College, Revenue, 2022, Refunding, 5%, 7/01/24 ...................... 285,000 287,944
Iona College, Revenue, 2022, Refunding, 5%, 7/01/25 ...................... 300,000 306,827
Iona College, Revenue, 2022, Refunding, 5%, 7/01/26 ...................... 325,000 335,726
Iona College, Revenue, 2022, Refunding, 5%, 7/01/27 ...................... 325,000 340,139
Iona College, Revenue, 2022, Refunding, 5%, 7/01/28 ...................... 275,000 291,138
Iona College, Revenue, 2022, Refunding, 5%, 7/01/29 ...................... 275,000 294,322
Iona College, Revenue, 2022, Refunding, 5%, 7/01/30 ...................... 325,000 350,674
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/34 ......... 300,000 311,609
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/34 ......... 375,000 389,065
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/35 ......... 300,000 310,169
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/35 ......... 300,000 309,436
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/30 ......... 1,350,000 1,365,848
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/33 ............... 12,000,000 12,940,146
New York University, Revenue, 2019 A, 5%, 7/01/42 ........................ 6,040,000 6,529,941
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/27 .... 6,000,000 6,190,126
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/26 1,000,000 1,016,687
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/39 .............. 1,000,000 1,076,142
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ............... 750,000 771,998
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ............... 700,000 733,179
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/31 ............... 3,550,000 3,787,005
St. Joseph's College, Revenue, 2021, 4%, 7/01/35 ......................... 200,000 192,798
State of New York Personal Income Tax, Revenue, 2014 A, Pre-Refunded, 5%,
2/15/25 ........................................................ 5,000,000 5,054,994
State of New York Personal Income Tax, Revenue, 2016 D, Pre-Refunded, 5%,
2/15/27 ........................................................ 10,000,000 10,641,557
State of New York Personal Income Tax, Revenue, 2017 A, 4%, 2/15/33 ......... 9,990,000 10,346,753
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 4%,
2/15/33 ........................................................ 10,000 10,456
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5.25%,
3/15/37 ........................................................ 7,000,000 7,692,947
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/32 ................. 2,000,000 2,124,406
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/33 ................. 5,060,000 5,371,570
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/43 ................. 10,000,000 10,625,749
State University Construction Fund, Revenue, 2005 A, NATL Insured, 5.5%, 5/15/24 7,790,000 7,947,116
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/29 ........................................................ 1,000,000 1,086,741
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/33 .. 1,000,000 1,099,540

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investment

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
c
New York State Energy Research & Development Authority , New York State Electric &
Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 ...................... $ 3,000,000 $ 3,026,771
New York State Environmental Facilities Corp. , State of New York State Revolving
Fund , Revenue , 2018 B , 5% , 6/15/35 ................................... 5,000,000 5,510,810
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/37 ........................................ 7,000,000 7,120,876
Revenue, K, Refunding, 5%, 1/01/28 ................................... 10,000,000 10,253,372
Revenue, K, Refunding, 5%, 1/01/29 ................................... 10,000,000 10,250,439
Revenue, L, Refunding, 5%, 1/01/32 ................................... 1,750,000 1,906,662
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/30 10,000,000 10,733,552
State of New York Sales Tax, Revenue, 2019 A, Refunding, 5%, 3/15/38 ......... 5,120,000 5,586,941
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/30 .......................... 1,310,000 1,361,698
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/32 .......................... 3,500,000 3,638,562
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 4,000,000 4,195,090
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/34 ............ 750,000 740,856
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 1,000,000 915,267
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/29 ... 500,000 533,945
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/30 ... 150,000 161,674
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/31 ... 400,000 430,739
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/24 ... 1,000,000 1,022,466
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/27 ... 875,000 931,501
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/28 ... 1,865,000 2,015,345
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/29 ... 3,150,000 3,444,365
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/31 ... 3,980,000 4,396,656
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/32 ... 4,340,000 4,777,362
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/33 ... 1,850,000 2,032,710
Onondaga Civic Development Corp. ,
Le Moyne College, Revenue, 2021, 5%, 7/01/29 ........................... 330,000 350,997
Le Moyne College, Revenue, 2021, 5%, 7/01/30 ........................... 320,000 342,229
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/26 .................. 535,000 551,741
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/28 .................. 595,000 627,145
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/30 .................. 655,000 700,501
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue , 2019 ,
Refunding , 5% , 12/01/38 ............................................ 5,000,000 5,512,445
Port Authority of New York & New Jersey ,
Revenue, 184th, 5%, 9/01/25 ......................................... 2,655,000 2,704,925
Revenue, 184th, 5%, 9/01/28 ......................................... 3,250,000 3,313,340
Revenue, 194th, Refunding, 5%, 10/15/28 ............................... 9,085,000 9,498,050
Revenue, 209th, Refunding, 5%, 7/15/34 ................................ 15,000,000 16,568,296
Revenue, 234th, Refunding, 5.25%, 8/01/40 .............................. 2,000,000 2,190,614
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/31 ............... 100,000 107,581
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/33 ............... 270,000 288,744
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/31 ............... 460,000 494,874
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/33 ............... 455,000 486,586
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ...............
5,000,000 4,412,621
Suffolk Tobacco Asset Securitization Corp. ,
Revenue, 2021 A-2, Refunding, 5%, 6/01/27 ............................. 2,230,000 2,356,052
Revenue, 2021 A-2, Refunding, 5%, 6/01/29 ............................. 2,250,000 2,438,198
Revenue, 2021 A-2, Refunding, 5%, 6/01/30 ............................. 1,500,000 1,638,842
Revenue, 2021 A-2, Refunding, 5%, 6/01/31 ............................. 1,250,000 1,371,595
Syracuse Regional Airport Authority ,
Revenue, 2021, Refunding, 5%, 7/01/29 ................................. 1,275,000 1,355,424
Revenue, 2021, Refunding, 5%, 7/01/30 ................................. 1,415,000 1,518,672
Revenue, 2021, Refunding, 5%, 7/01/31 ................................. 1,000,000 1,082,591

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investment See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Triborough Bridge & Tunnel Authority ,
Revenue, 2008 B-3, 5%, 11/15/34 ..................................... $ 3,480,000 $ 3,616,525
Revenue, 2013 A, Refunding, Zero Cpn., 11/15/30 ......................... 14,175,000 10,920,715
Revenue, 2018 D, 5%, 11/15/33 ....................................... 1,300,000 1,490,558
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 5%, 9/01/28 ................................. 275,000 296,972
Revenue, 2021, Refunding, 4%, 9/01/30 ................................. 400,000 413,170
Revenue, 2021, Refunding, 4%, 9/01/31 ................................. 235,000 241,999
Revenue, 2021, Refunding, 4%, 9/01/32 ................................. 350,000 357,817
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/34 ...... 2,000,000 2,193,078
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/35 ...... 1,000,000 1,089,503
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/36 ...... 2,000,000 2,163,564
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The), Revenue, 2018 A, Refunding, 5%, 1/01/33 .............. 2,700,000 3,010,831
Lincoln Center for the Performing Arts, Inc., Revenue, 2016 A, Refunding, 5%,
12/01/26 ....................................................... 2,500,000 2,652,559
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 5%,
12/01/31 ....................................................... 1,000,000 1,127,713
Whitney Museum of American Art, Revenue, 2021, Refunding, 5%, 7/01/31 ...... 5,000,000 5,844,143
Westchester County Local Development Corp. , Westchester County Health Care Corp.
Obligated Group , Revenue , 2016 , Refunding , 5% , 11/01/25 .................. 1,000,000 1,008,996
572,416,228
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,700,000 1,363,942
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,700,000 1,359,838
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 2,000,000 1,933,501
4,657,281
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/24 175,000 175,624
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/25 170,000 171,240
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/26 225,000 227,935
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/27 200,000 203,902
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 3,000,000 2,417,469
3,196,170
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,700,000 1,363,989
Wisconsin 1.1%
a
Public Finance Authority ,
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021, 4.5%, 12/01/26 ......... 1,160,000 1,046,130
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,570,000 1,260,139
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 4,500,000 4,500,585
6,806,854
U.S. Territories 0.2%
Puerto Rico 0.2%
HTA TRRB Custodial Trust ,
Revenue, 2007 N, 5.25%, 7/01/34 ..................................... 280,000 281,965
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 540,000 544,250

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investment

See Abbreviations on page 9.
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ $ 82,761 $ 80,692
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 53,783 34,279
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 92,001 56,350
997,536
Total U.S. Territories .................................................................... 997,536
Total Municipal Bonds (Cost $622,296,275) .....................................
601,612,640
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
New York 0.7%
d
City of New York , GO , 2006 I-4 , LOC TD Bank NA , Daily VRDN and Put , 3.55% ,
4/01/36 ......................................................... 2,600,000 2,600,000
d
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.4% , 1/01/34 1,600,000 1,600,000
4,200,000
Total Municipal Bonds (Cost $4,200,000) .......................................
4,200,000
Total Short Term Investments (Cost $4,200,000 ) .................................
4,200,000
a
Total Investments (Cost $626,496,275) 99.5% ...................................
$605,812,640
Other Assets, less Liabilities 0.5% .............................................
2,878,862
Net Assets 100.0% ...........................................................
$608,691,502
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $21,866,965, representing 3.6% of net assets.
b
The maturity date shown represents the mandatory put date.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund
(Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standard Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Franklin New York Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2023, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.